Accounts payable for business acquired (Tables)	12 Months Ended
Dec. 31, 2023
Accounts payable for business acquired
Schedule of accounts payable for business acquired
	Interest rate per year	Maturity	December 31, 2023	December 31, 2022 restated (i)
In R$
Retained amount	CDI (13.04%)	2024 to 2027	40,529	43,348
Other	N/A	2026 to 2027	974	974
Total			41,503	44,322

In US$
Retained amount	T-Bills (4.79%)	2024	74,499	76,084
Other	N/A	2023	-	5,871
Total			74,499	81,955

In £
Earn-out	N/A	2023	-	61,529
Escrow account	England base rate (5.25%)	2025	18,150	20,091
Other	England base rate (5.25%)	2025	1,902	2,148
Total			20,052	83,768

Total accounts payable for business acquired			136,054	210,045

Schedule of classification of the accounts payable for business acquired

These balances are presented as current and non-current accounts payable for business acquired in the consolidated statement of financial position as follows:

	December 31, 2023	December 31, 2022 restated (i)
Current	13,365	76,746
Non-current	122,689	133,299
Total	136,054	210,045

(i)    Refers to note 13.